Securities, Amortized Cost and Fair Value of Securities Held-to-maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	$ 7,050	$ 7,988
Gross Unrealized Gains	1	17
Gross Unrecognized Losses	(631)	(615)
Estimated Fair Value	6,420	7,390
Allowance for Credit Losses	(1)	(2)	$ (3)
Unrealized Losses and Other-than-temporary Impairment [Abstract]
Holding of securities issued	0	0
Proceeds from sale of debt securities	0	1,067
Loss on sale of securities	0	(23)
Debt securities	223,484	126,994
Obligations of States and Political Subdivisions [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost	7,050	7,987
Gross Unrealized Gains	1	17
Gross Unrecognized Losses	(631)	(615)
Estimated Fair Value	6,420	7,389
Allowance for Credit Losses	$ (1)	(2)
Agency Mortgage-backed Securities, Residential [Member]
Debt Securities, Held-to-maturity, Maturity, Amortized Cost [Abstract]
Amortized Cost		1
Gross Unrealized Gains		0
Gross Unrecognized Losses		0
Estimated Fair Value		1
Allowance for Credit Losses		$ 0